INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxes
Attributed to the current period	[1]	$ (70)	$ (32)	$ (39)
Deferred taxes
Income taxes – origination and reversal of temporary differences		78	50	37
Relating to change in tax rates / imposition of new tax laws		1	95	(34)
Relating to unrecognized temporary differences and tax losses		(52)	230	(33)
Deferred taxes, net	[1]	27	375	(30)
Total income tax (expense) recovery	[1]	$ (43)	$ 343	$ (69)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).